Risk management (Details) - Derivatives Not Designated For Hedge Accounting [Member] - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)		$ 27	$ (120)
Long Position Or Crude Oil And Oil Products One [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	$ 10,380	9,058
Maturity		2023
Short Position Or Crude Oil And Oil Products One [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	$ (8,571)	(8,375)
Maturity		2023
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	$ 1,809	683
Fair Value Of Derivative Financial Assets (Liability)	[1]	(12)	(40)
Swap contract [member] | Short Put Soybean Oil [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	[2]	$ (2)
Maturity		2023
Notional value	[2]	$ (10)	(3)
Swap contract [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	[3]	$ 61	(16)
Maturity		2029/2034
Swap contract [member] | Foreign Currency Or Cross Currency Swap Two [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	[3]	$ (20)	(64)
Maturity		2024/2029
Forward contract [member] | Short Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturity		2023
Notional value	[3]	$ (9)
I P C A [Member] | Foreign Currency Or Cross Currency Swap One [Member]
IfrsStatementLineItems [Line Items]
Notional value	[3]	3,008	3,008
Foreign Currency Or Cross Currency Swap Two [Member] | Foreign Currency Or Cross Currency Swap One [Member]
IfrsStatementLineItems [Line Items]
Notional value	[3]	$ 729	$ 729

[1]	Notional value in thousands of bbl.
[2]	Notional value in thousands of tons.
[3]	Amounts in US$ and R$ are presented in million.